SUPPLEMENTARY OIL AND GAS INFORMATION (UNAUDITED) (Details)	12 Months Ended
	Feb. 19, 2016 $ / bbl $ / MMBTU	Dec. 31, 2015 $ / bbl $ / MMBTU	Dec. 31, 2014 $ / bbl
California [Member]
Oil and Gas In Process Activities [Line Items]
Total Reserve Volumes Subject to Reference Price Differential Quality Adjustments, Percentage		33.00%
Gulf of Mexico [Member]
Oil and Gas In Process Activities [Line Items]
Total Reserve Volumes Subject to Reference Price Differential Quality Adjustments, Percentage		59.00%
Natural Gas [Member]
Oil and Gas In Process Activities [Line Items]
Average Sales Prices | $ / MMBTU		2.59
Crude Oil [Member]
Oil and Gas In Process Activities [Line Items]
Average Sales Prices | $ / bbl		50.28	94.99
Subsequent Event [Member] | Natural Gas [Member]
Oil and Gas In Process Activities [Line Items]
Average Sales Prices | $ / MMBTU	2.50
Subsequent Event [Member] | Crude Oil [Member]
Oil and Gas In Process Activities [Line Items]
Average Sales Prices | $ / bbl	47.54